Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.006
Ordinary shares, shares authorized	[1]	8,333,333
Ordinary shares, shares issued	[1]	2,445,647
Ordinary shares, shares outstanding	[1]	2,445,647
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		479,000,000	479,000,000
Ordinary shares, shares issued		146,738,806	137,750,000	[2]
Ordinary shares, shares outstanding		146,738,806	137,750,000	[2]
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		20,000,000	20,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[2]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4.